RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Ending balance	$ 5,339	$ 13,257	$ 12,821
Beginning balance	13,257	12,821
Loans Payable - Related Party [Member]
Payments	(7,498)	0	(4,851,678)
Foreign currency translation	(420)	436	(64,729)
Ending balance	5,339	13,257	12,821
Beginning balance	$ 13,257	12,821	1,293,472
Proceeds		$ 0	$ 3,635,756